Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term credit [Abstract]
Short-term credit from financial institutions	$ 358	$ 544
Long-term loans from financial institutions	13	32
Long-term loans from others	0	34
Short term credit lease liability	49	0
Total Short-Term Credit	420	610
Long-term debt and debentures [Abstract]
Loans from financial institutions	408	377
Long term lease liability	300	0
Other loans	29	35
Less current maturities - from financial institutinos	13	32
Less current maturities - lease liability	49	0
Less current maturities - from other	0	34
Marketable debentures	1,231	1,195
Non-marketable debentures	275	274
Total Long-term debt and debentures	$ 2,181	$ 1,815